Investment Securities - Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Federal Home Loan Bank (FHLB) stock	$ 16,265	$ 38,476
Federal Reserve Bank (FRB) stock	48,584	34,348
Other investments	1,159	1,306
Total	$ 66,008	$ 74,130